Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (25,088,070)	$ (12,431,413)
Working capital deficit	8,687,443
Balance in excess of federally insured limits	1,164,000	4,589,000
Impairment charges	0	0
Pre-launch inventory qualified for capitalization	$ 0	0
Estimated future unvested option forfeitures	0.00%
Deferred offering costs	$ 0	68,292
Direct costs associated with the convertible notes	708,000	120,000
Amortization of debt issuance costs	$ 103,598	$ 120,000
Common stock options and warrants to purchase	31,008,915	30,806,361
Additional common shares if convertible debt is converted to common stock	10,559,919
Unrecognized benefits	$ 0
Convertible Debt
Summary Of Significant Accounting Policies [Line Items]
Face amount of notes	$ 7,531,050
Debt and Equity Securities
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs		$ 2,084,000
Series B Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock Shares authorized to be issued	400,000	400,000
Common stock options and warrants to purchase	95,100	95,100
Common shares issued upon conversion of preferred stock	951,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock Shares authorized to be issued	5,000,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Income tax examination, year under examination	2012